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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares.

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas, New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31

Date of Reporting Period: 7/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 ((ss.)(ss.)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR
270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (ss.) 3507.

ITEM 1. SCHEDULE OF INVESTMENT

                                                  FIXED INCOME SHARES
                                                       SERIES C
                                                SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                      (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------

                CORPORATE BONDS & NOTES  - 27.8%
                AIRLINES - 1.2%
                Continental Airlines, Inc., pass thru certificates,
     $ 500        6.32%, 11/1/08, Ser. 98-3 (a) ............................................................Baa3/A         $ 484,611
       900        7.92%, 5/1/10, Ser. 00-1 (a)  ............................................................Baa3/A-          882,481
        21        11.50%, 4/2/08, Ser. 96-2D (b)   .........................................................Caa1/B-           15,429
     1,784      Delta Air Lines, Inc., pass thru certificates, 7.38%-7.57%, 11/18/11-5/18/12, Ser. 00-1 (a).Ba1/BBB-       1,635,011
       700      JetBlue Airways Corp., pass thru certificates,  5.77%, 9/15/04, Ser. 04-1, FRN  (a).........Ba1/BB+          714,287
                United Air Lines, Inc., pass thru certificates,
     1,767        7.19%, 4/1/11, Ser. 00-2 (c)..............................................................NR/NR          1,465,248
       650        7.73%, 7/1/10, Ser. 00-1 (c)..............................................................NR/NR            530,643
       100        10.125%, 3/22/15, Ser. 91-B2 (b)(c).......................................................NR/NR             44,988
                                                                                                                          ----------
                                                                                                                           5,772,698
                                                                                                                          ----------
                AUTOMOTIVE - 0.4%
       200      DaimlerChrysler NA Holdings, 7.30%, 1/15/12 (a)................... .........................A3/BBB           220,750
       100      Federal-Mogul Corp., 7.375%, 1/15/06 (b)(c)(d)..............................................NR/NR             29,000
     1,600      Hyundia Motor Manufacturing, LLC, 5.30%, 12/19/08 (a)(e)....................................Ba1/BB+        1,597,982
                                                                                                                          ----------
                                                                                                                           1,847,732
                                                                                                                          ----------
                BANKING - 2.5%
       100      Banque Centrale de Tunisie, 7.375%, 4/25/12 (a) ............................................Baa2/BBB         110,250
     3,400      HBOS plc, 5.375%, 11/1/13, VRN (a)(e) ......................................................Aa3/A          3,325,958
                HSBC Capital Funding LP,
     2,300        4.61%-10.18%, 6/27/13-6/30/30, VRN, (a)(e)  ..............................................A1/A-          2,624,237
       500      KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN, (a)(b)(e)..................................A2/A-            613,804
     1,600      Royal Bank of Scotland Group plc, 9.118%, 3/31/10, Ser. 1 (a)...............................A1/A           1,937,066
     3,900      Washington Mutual, Inc., 1.45%, 8/3/04, FRN (a).............................................A3/A-          3,908,190
                                                                                                                          ----------
                                                                                                                          12,519,505
                                                                                                                          ----------
                BUILDING/CONSTRUCTION  - 0.3%
     1,700      KB Home, 5.75% 2/1/14 (a)...................................................................Ba1/BB+        1,589,500
                                                                                                                          ----------
                CONTAINERS - 0.2%
     1,100      Ball Corp., 6.875%, 12/15/12 (a)  ..........................................................Ba3/BB         1,128,875
                                                                                                                          ----------
                DIVERSIFIED MANUFACTURING - 0.2%
       700      Tyco International Group SA, 6.375%, 2/15/06(a).............................................Baa3/BBB         735,052
                                                                                                                          ----------
                ENERGY - 0.1%
       700      Peabody Energy Corp., 6.875%, 3/15/13 Ser. B (a)............................................Ba3/BB-          724,500
                                                                                                                          ----------
                FINANCIAL SERVICES - 1.3%
     2,200      Bear Stearns Cos., Inc., 1.77%, 10/18/04, FRN (a)...........................................A1/A           2,201,932
       300      Citigroup, Inc., 3.50%, 2/1/08 (a)   .......................................................Aa1/AA-          297,289
     1,600      Goldman Sachs Group, Inc., 4.125%, 1/15/08 (a) .............................................Aa3/A+         1,614,261
     2,400      J.P. Morgan Chase & Co., 6.625%, 3/15/12 (a) ...............................................A1/A           2,621,074
                                                                                                                          ----------
                                                                                                                           6,734,556
                                                                                                                          ----------
                FINANCING - 3.5%
     2,000      CIT Group, Inc., 1.77%, 9/20/04, FRN (a)....................................................A2/A          2,004,968
     4,400      Ford Motor Credit Co., 7.00%-7.60%-10/1/13, 8/1/05 (a)......................................A3/BBB        4,562,533
     5,300      General Motors Acceptance Corp.,  6.875%-7.00%, 2/1/12-8/28/12 (a) .........................A3/BBB        5,422,506
     1,000      Household Finance Corp., 7.00%, 5/15/12 (a)    .............................................A1/A          1,116,191
     1,200      Preferred Term Securities XIII Ltd., 2.116%, 9/24/04, FRN (b)(e)(f).........................Aaa/AAA       1,199,675
     1,000      Rabobank Capital Fund II, 5.26%, 12/31/13, VRN (a)(e).......................................Aa2/AA.         979,649
     1,900      UFJ Finance Aruba AEC, 6.75%, 7/15/13 (a) ..................................................Baa1/BBB-     2,044,440
                                                                                                                         -----------
                                                                                                                         17,329,962
                                                                                                                         -----------
                FOOD - 0.5%
     2,000      Kraft Foods, Inc.6.25%, 6/1/12 (a) .........................................................A3/BBB+       2,138,198
     4,000      Kroger Co., 6.20%, 6/15/12 (a) .............................................................Baa2/BBB        424,174
                                                                                                                         -----------
                                                                                                                          2,562,372
                                                                                                                         -----------

                                                  FIXED INCOME SHARES
                                                       SERIES C
                                                SCHEDULE OF INVESTMENTS
                                                      JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)
  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------
                CORPORATE BONDS & NOTES (CONTINUED)
                HEALTHCARE & HOSPITALS - 0.7%
     $ 570      Columbia-HCA The Healthcare Corp., 7.25%, 5/20/08 (a) .....................................Ba1/BBB-     $   612,862
       700      HCA Inc., 7.125%, 6/1/06 (a)  .............................................................Ba1/BBB-         740,097
     1,700      Tenet Healthcare Corp., 6.50%, 6/1/12 (a)  ................................................B3/B-          1,513,000
       600      Triad Hospitals, Inc., 7.00%, 5/15/12 (a)..................................................B2/B+            616,500
                                                                                                                         -----------
                                                                                                                          3,482,459
                                                                                                                         -----------
                HOTELS/GAMING - 1.3%
                Harrah's Operating Co., Inc.,
       570        7.50%, 1/15/09(a) .......................................................................Baa3/BBB-        624,628
     1,000        7.875%, 12/15/05 (a) ....................................................................Ba1/BB+        1,058,750
     1,800      Hilton Hotels Corp., 7.625%, 5/15/08-12/1/12 (a) ..........................................Ba1/BBB-       1,982,750
                Mandalay Resort Group
       600        6.50%, 7/31/09 (a)                                                                       Ba2/BB+          616,500
     1,100        9.375%, 2/15/10 (a)  ....................................................................Ba3/BB-        1,222,375
       450      Park Place Entertainment Corp.,  7.50%, 9/1/09 (a)  .......................................Ba1/BB+          491,062
       700      Station Casinos, Inc., 6.00%, 4/1/12 (a)...................................................Ba3/BB-          686,000
                                                                                                                         -----------
                                                                                                                          6,682,065
                                                                                                                         -----------
                MEDICAL PRODUCTS - 0.2%
       800      Fresenius Medical Care Capital Trust, 7.875%, 6/15/11 (a)..................................Ba2/BB-          854,000
                                                                                                                         -----------
                MULTI-MEDIA - 1.2%
     1,530      British Sky Broadcasting Group plc, 8.20%, 7/15/09 (a)   ..................................Baa3/BBB-      1,772,208
     1,000      Continental Cablevision, Inc.,  8.30%, 5/15/06 (a).........................................Baa3/BBB       1,085,567
       300      CSC Holdings, Inc., 8.125%, 7/15/09 Ser. B (a) ............................................B1/BB-           313,500
       300      Mediacom Broadbrand, LLC, 11.00%, 7/15/13 (a)   ...........................................B2/B+            309,000
     2,000      Rogers Cable, Inc., 6.25%, 6/15/13 (a)   ..................................................Ba2/BBB-       1,936,684
       600      Viacom, Inc.,  5.625%-6.625%, 5/15/11-8/15/12 (a)   .......................................A3/A-            642,839
                                                                                                                         -----------
                                                                                                                          6,059,798
                                                                                                                         -----------
                OIL & GAS - 4.7%
       200      Devon Financing Corp.,  6.875%, 9/30/11 (a)  ..............................................Baa2/BBB         219,927
     2,000      Halliburton Co., 3.12%, 10/17/04, FRN (a)..................................................Baa2/BBB       2,019,974
     1,662      Kern River Funding Corp. , 4.893%, 4/30/18 (a )(e) ........................................A3/A-          1,617,602
       500      Kinder Morgan, Inc., 6.50%, 9/1/12 (a) ....................................................Baa2/BBB        532,725
     2,500      Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13 (a)........................................Baa3/BBB       2,575,085
     3,100      Pemex Project Funding Master Trust, 7.375%-8.00%, 11/15/11-12/15/14 (a)....................Baa1/BBB-      3,297,000
     7,950      Petroleos Mexicanos, 9.25%, 3/30/18 (a)....................................................Baa1/BBB-      9,222,000
     1,250      Pioneer Natural Resources Co., 7.50%, 4/15/12 (a) .........................................Baa3/BBB-      1,431,409
       700      Premcor Refining Group, Inc., 6.75%, 5/1/14 (a)............................................Ba3/BB-          708,750
        25      Sonat, Inc.,  7.625%, 7/15/11 (a) .........................................................Caa1/CCC+         22,875
       400      Southern Natural Gas Co., 8.00%, 3/1/32 (a) ...............................................B1/B-            386,000
       700      Valero Logistics Operations LP.,  6.05%, 3/15/13 (a) ......................................Baa3/BBB         723,417
       800      Vintage Petroleum, Inc., 8.25%, 5/1/12 (a) ................................................Ba3/BB-          862,000
                                                                                                                         -----------
                                                                                                                         23,618,764
                                                                                                                         -----------
                PAPER/PAPER PRODUCTS - 1.5%
     2,235      Abitibi-Consolidated, Inc., 8.30%-8.55%, 8/1/05-8/1/10 (a) ................................Ba2/BB         2,375,547
     1,000      Boise Cascade Corp.,  7.00%, 11/1/13 (a) ..................................................Ba2/BB         1,125,000
     1,650      Bowater Canada Finance Corp.   7.95%, 11/15/11 (a) ........................................Ba2/BB         1,714,609
       800      Georgia-Pacific Corp. 8.125%-8.25%, 5/15/11-3/1/23 (a) ....................................Ba3/BB+          873,500
       600      International Paper Co.,  6.75%, 9/1/11(a).................................................Baa2/BBB         655,404
       500      Weyerhaeuser Co.,6.125%, 3/15/07 (a).......................................................Baa2/BBB         532,433
                                                                                                                         -----------
                                                                                                                          7,276,493
                                                                                                                         -----------

                                                   FIXED INCOME SHARES
                                                        SERIES C
                                                 SCHEDULE OF INVESTMENTS
                                                      JULY 31, 2004
                                                 (UNAUDITED) (CONTINUED)
  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------
                CORPORATE BONDS & NOTES (CONTINUED)
                TELECOMMUNICATIONS - 3.4%
   $ 1,950      AT&T Corp.,  8.05%-8.75%, 11/15/04, VRN(a) ................................................Ba1/BB+    $   1,972,001
       350      AT&T Wireless Services, Inc.,7.50%, 5/1/07 (a) ............................................Baa2/BBB         384,911
     1,400      British Telecom plc, 7.875%-8.375%, 12/15/05-11/14/08, VRN (a) ............................Baa1/A-        1,504,774
(Euro $) 1,280  Deutsche Telekom International Finance, 8.125%, 5/29/12 (a)................................Baa2/BBB+      1,885,629
   $ 2,000      France Telecom SA, 7.20%, 3/1/06, VRN (a)  ................................................Baa2/BBB+      2,140,250
(Euro $) 840    France Telecom SA, 7.50%, 3/14/08  ........................................................Baa2/BBB+      1,124,630
     $ 800      PanAmSat Corp.,  8.50%, 2/1/12 (a)   ......................................................B1/B+            927,000
       740      Qwest Capital Funding, Inc.7.25%, 2/15/11(a)   ............................................Caa2/B           640,100
     2,100      SBC Communications, Inc., 4.206% , 6/5/21(a) (e)...........................................A1/A+          2,131,897
     2,290      Sprint Capital Corp., 8.375%, 3/15/12 (a)    ..............................................Baa3/BBB-      2,686,926
       600      Verizon Global Funding Inc., 4.00%, 1/15/08 (a)    ........................................A2/A+            603,717
       900      Verizon New England, Inc., 6.50%, 9/15/11 (a)    ..........................................Aa3/A+           971,488
       100      Vodafone Group plc, 7.75%, 2/15/10 (a) ....................................................A2/A             115,453
                                                                                                                         -----------
                                                                                                                         17,088,776
                                                                                                                         -----------
                TOBACCO - 0.2%
     1,000      Philip Morris Cos., Inc., 6.375%, 2/1/06 (a)    ...........................................Baa2/BBB       1,038,166
                                                                                                                         -----------
                UTILITIES - 4.4%
     1,000      Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D (a) .....................................Baa1/BBB       1,082,352
       500      Cleveland Electric Illuminating Co., 6.86%, 10/1/08 (a) ...................................Baa2/BBB-        546,914
       400      Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C (a)  ...................................A3/BBB           407,341
     1,300      Constellation Energy Group, Inc., 7.00%, 4/1/12 (a) .......................................Baa1/BBB       1,433,126
                Dayton Power & Light, Inc.
     1,300        5.125%, 10/1/13 (a)(e)...................................................................Baa3/BBB-      1,271,496
     1,200        6.875%, 9/1/11 (a) ......................................................................Ba3/B+         1,227,000
       210      Edison Mission Energy, 7.73%, 6/15/09 (a)..................................................B1/B             217,875
                Entergy Gulf  States, Inc.,
     1,200        2.43%, 9/20/04, FRN (a)(e)...............................................................Baa3/BBB-      1,202,357
     1,500        3.60%, 6/1/08 (a)........................................................................Baa3/BBB       1,463,169
       900      Entergy Mississippi, Inc., 4.35%, 4/1/08 (a)...............................................Baa2/A-          906,435
       700      GC1C Funding Corp. 5.13%, 1/15/14 (b)(e)...................................................Baa3/BBB         689,814
       200      Idaho Power Corp., 6.60%, 3/2/11(a) .......................................................A2/A             222,086
       900      IPALCO Enterprises, Inc., 8.375%-8.625%, 11/14/08-11/14/11 (a) ............................Ba1/BB-        1,012,500
     1,000      MidAmerican Energy Holdings Co., 5.875%, 10/1/12 (a) ......................................Baa3/BBB-      1,028,203
       200      Niagara Mohawk Power Corp., 7.75%, 5/15/06 (a) ............................................Baa2/A+          215,933
     2,500      Ohio Edison Co., 4.00%-5.45%, 5/1/08-5/1/15 (a)............................................Baa2/BB+       2,467,074
       300      Oncor Electric Delivery Co., 6.375%, 1/15/15 (a)...........................................Baa1/BBB         322,590
     2,800      Pacific Gas & Electric Co., 2.30%, 7/5/04, FRN (a).........................................Baa2/BBB       2,801,484
       302      PNPP II Funding Corp.,8.51%, 11/30/06 (a)..................................................Baa2/BB+         315,003
       200      Progress Energy, Inc., 6.05%, 4/15/07(a)   ................................................Baa2/BBB-        211,309
       300      PSE&G Energy Holdings LLC, 8.50%, 6/15/11(a)  .............................................Ba3/BB-          327,000
       500      PSE&G Power LLC, 7.75%, 4/15/11 (a) .......................................................Baa1/BBB         570,335
     1,000      Southern California Edison Co., 8.00%, 2/15/07 (a)  .......................................A3/BBB         1,106,879
     1,000      Tampa Electric Co., 6.875%, 6/15/12 (a)....................................................Baa2/BBB-      1,096,698
        97      Waterford 3 Funding Corp., 8.09%, 1/2/17 (a) ..............................................Baa3/BBB-        108,152
                                                                                                                        ------------
                                                                                                                         22,253,125
                                                                                                                        ------------
                     Total Corporate Bonds & Notes (cost-$138,043,707) ...................................              139,298,398
                                                                                                                        ------------
                SOVEREIGN DEBT OBLIGATIONS (a) - 11.5%
                BRAZIL - 2.3%
                Republic of Brazil,
     5,259        2.125%, 10/15/04, FRN ...................................................................B2/B+          4,739,723
     7,054        8.00%-11.50%, 3/12/08-8/17/40 ...........................................................B2/B+          6,759,210
                                                                                                                         -----------
                                                                                                                         11,498,933
                                                                                                                         -----------

                                                  FIXED INCOME SHARES
                                                       SERIES C
                                                    JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)
  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------
                SOVEREIGN DEBT OBLIGATIONS (CONTINUED)
                MEXICO - 5.3%
                United Mexican States,
  $ 10,000        6.375%-8.30%, 1/16/13-8/15/31 ...........................................................Baa2/BBB-   $ 22,065,750
     4,000        8.00%, 9/24/22, Ser. A ..................................................................Baa2/BBB-      4,290,000
                                                                                                                         -----------
                                                                                                                         26,355,750
                                                                                                                         -----------
                PANAMA - 1.7%
     7,500      Republic of Panama, 8.25%-9.625%, 4/22/08-7/23/12 .........................................Ba1/BB         8,436,750
                                                                                                                         -----------
                PERU - 1.2%
     5,800      Republic of Peru, 9.125%, 2/21/12   .......................................................Ba3/BB         6,090,000
                                                                                                                         -----------
                RUSSIA - 0.6%
                Republic of Russia,
     1,700        5.00%, 3/31/07, FRN    ..................................................................Baa3/BB+       1,565,020
     1,334        10.00%, 6/26/07    ......................................................................Baa3/BB+       1,502,656
                                                                                                                         -----------
                                                                                                                          3,067,676
                                                                                                                         -----------
                SOUTH AFRICA - 0.4%
     1,965      Republic of South Africa, 6.50%-9.125%, 5/19/09-6/2/14  ...................................Baa2/BBB       2,085,261
                                                                                                                         -----------
                     Total Sovereign Debt Obligations (cost-$55,987,955) ..................................              57,534,370
                                                                                                                         -----------
                U.S. GOVERNMENT AGENCY SECURITIES(a) - 7.7%
                FANNIE MAE - 2.8%
        75        2.96%-6.50%, 8/1/04, FRN, CMO ...........................................................Aaa/AAA           75,808
    13,727        4.00%-7.50%, 6/1/32-12/1/31, CMO ........................................................Aaa/AAA       13,817,652
                                                                                                                         -----------
                                                                                                                         13,893,460
                                                                                                                         -----------
                FREDDIE MAC - 0.0%
        92        3.50%-4.03%, 8/15/04, FRN, CMO ..........................................................Aaa/AAA           94,058
                                                                                                                         -----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.5%
        57        4.375%, 8/1/04, FRN, CMO ................................................................Aaa/AAA           57,310
    22,530        5.50%-7.50%, 1/15/31-1/15/34, CMO........................................................Aaa/AAA       22,731,683
                                                                                                                         -----------
                                                                                                                         22,788,993
                                                                                                                         -----------
                OTHER GOVERNMENT AGENCIES - 0.4%
     1,986        Small Business Investment Companies, 4.50%, 2/1/14.......................................Aaa/AAA        1,918,847
                                                                                                                         -----------
                     Total U.S. Government Agency Securities (cost-$39,044,837) ...........................              38,695,358
                                                                                                                         -----------
                MUNICIPAL BONDS (a) - 1.7%
                MICHIGAN - 1.7%
     8,555      Detroit MI City School District, GO, 5.00%,  5/1/33, Ser. B  (cost-$8,503,171).............Aaa/AAA        8,464,231
                                                                                                                         -----------
                MORTGAGE-BACKED SECURITIES - 1.3%
       103      Bank of America Mortgage Securities, 5.74%, 8/1/04 FRN (a) ................................NR/AAA           104,745
     3,000      Chase Commercial Mortgage Securities Corp., 6.48%, 8/1/04, FRN (a)(e)......................Aaa/NR         3,253,504
     1,156      CS First Boston Mortgage Securities Corp., 2.36%, 5/25/04, FRN (e)(f)......................NR/NR          1,157,812
        16      First Nationwide Trust, 8.50%, 9/25/31(a)..................................................NR/AAA            15,845
    38,009      Hilton Hotel Pool Trust, 0.89%, 8/1/04, FRN, IO (e) .......................................NR/AAA         1,379,470
       750      PNC Mortgage Acceptance Corp., 7.61%, 2/15/10 (a)..........................................Aaa/NR           853,535
                                                                                                                         -----------
                     Total Mortgage-Backed Securities (cost-$6,496,390) ...................................               6,764,911
                                                                                                                         -----------

 SHARES
 (000)
--------
                CONVERTIBLE PREFERRED STOCK (a) - 0.4%
       80       General Motors Corp.
                 6.25%, 7/15/33, Ser. C (cost-$2,000,000) .................................................               2,249,600
                                                                                                                         -----------

                                                  FIXED INCOME SHARES
                                                        SERIES C
                                                    JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)
  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------
                ASSET-BACKED SECURITIES (a)(e) - 0.4%
                Keystone Owner Trust,
   $ 1,426        8.35%-8.50%, 12/25/24-1/25/29 ...........................................................Ba2/NR       $ 1,423,629
       664      Merrill Lynch Pilgrim America, 1.89%, 8/23/04 FRN (b)......................................Aaa/AAA          664,844
                                                                                                                         -----------
                     Total Asset-Backed Securities (cost-$2,108,741) ......................................               2,088,473
                                                                                                                         -----------
                U.S. TREASURY NOTES (a) - 0.0%
       119        3.375%, 1/15/07 (g) (cost-$120,319)......................................................Aaa/AAA          127,970
                                                                                                                         -----------
 SHARES
 (000)
--------
                RIGHTS - 0.0%
       250      United Mexican States, Ser. C, expires 6/1/05..............................................                   5,625
       250      United Mexican States, Ser. D, expires 6/30/06.............................................                   5,625
       250      United Mexican States, Ser. E, expires 6/1/07..............................................                   4,500
                                                                                                                         -----------
                     Total Rights (cost-$0) ...............................................................                  15,750
                                                                                                                         -----------
PRINCIPAL
 AMOUNT
 (000)
---------
                SHORT-TERM INVESTMENTS - 45.6%
                COMMERCIAL PAPER (a) - 28.1%
                BANKING - 9.0%
    14,800      ASB Bank Ltd., 1.14%-1.50%, 8/30/04-9/29/04 ...............................................P1/A1+        14,766,083
    11,600      HBOS Treasury Services plc, 1.13%-1.58%, 9/1/04-10/26/04 ..................................P1/A1+        11,555,433
    12,900      Royal Bank of Scotland plc, 1.09%-1.60%, 8/6/04-10/29/04 ..................................P1/A1+        12,881,239
     2,900      Stadshypotek (Delaware) Inc., 1.49%-1.51%, 9/23/04-10/7/04.................................P1/NR          2,892,083
     2,700      Svenska HandelsBank, Inc., 1.25%-1.29%, 9/1/04-9/24/04.....................................P1/A1          2,696,755
                                                                                                                         -----------
                                                                                                                         44,791,593
                                                                                                                         -----------
                FINANCING - 18.8%
    14,200      Barclay US Funding Corp., 1.11%-1.31%, 8/23/04-9/27/04  ...................................P1/A1+        14,183,831
       300      CBA (Delaware) Finance, 1.27%, 9/24/04.....................................................P1/A1+           299,439
    14,400      CDC Commercial Paper Corp., 1.12%-1.48%, 8/19/04-10/5/04...................................P1/A1+        14,374,195
    14,900      Danske Corp., 1.27%-1.58%, 9/20/04-10/29/04................................................P1/A1+        14,847,316
     9,700      General Electric Capital Corp., 1.14%-1.61%, 9/3/04-11/16/04...............................P1/A1+         9,652,768
     1,500      General Motor Aceptance Corp., 2.36%, 3/21/05..............................................P1/A1+         1,480,650
     6,800      Nestle Capital Corp., 1.24%, 9/14/04.......................................................P1/A1+         6,789,928
    13,600      Rabobank USA Financial Corp., 1.32%, 8/2/04................................................P1/A1+        13,600,000
    13,600      Total Finance ELF Capital, 1.31%,  8/2/04..................................................P1/A1+        13,600,000
     5,600      UBS Finance, Inc., 1.27%-1.57%, 8/2/04-10/25/04  ..........................................P1/A1+         5,597,489
                                                                                                                         -----------
                                                                                                                         94,425,616
                                                                                                                         -----------
                TOBACCO - 0.3%
     1,500      Altria Group, Inc.,  1.80%, 10/29/04.......................................................P3/A2          1,500,000
                                                                                                                        ------------
                     Total Commercial Paper (cost-$140,721,912) ...........................................             140,717,209
                                                                                                                        ------------
                CORPORATE NOTES (a) - 4.6%
                AUTOMOTIVE - 0.3%
     1,600      DaimlerChrysler N.A. Holdings 7.40%, 1/20/05  .............................................A3/BBB         1,638,011
                                                                                                                         -----------
                DIVERSIFIED MANUFACTURING - 0.3%
     1,500      Tyco International Group SA,  5.875%, 11/1/04..............................................Baa3/BBB       1,513,341
                                                                                                                         -----------
                FINANCING - 1.2%
                Ford Motor Crediit Co.,
     4,000        1.85%, 10/28/04, FRN  ...................................................................A3/BBB         3,994,660
     2,000        7.50%, 3/15/05  .........................................................................A3/BBB         2,061,104
       100      PP&L Captial Funding, Inc., 7.75%, 4/15/05 , Ser. C........................................Baa3/BBB         103,348
                                                                                                                         -----------
                                                                                                                          6,159,112
                                                                                                                         -----------

                                                  FIXED INCOME SHARES
                                                       SERIES C
                                                    JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)
  PRINCIPAL
    AMOUNT                                                                                               CREDIT RATING
    (000)                                                                                                (MOODY'S/S&P)      VALUE
------------                                                                                             -------------     -------
                CORPORATE NOTES (CONTINUED)
                HOTELS/GAMING - 0.5%
   $ 2,100      MGM Grand Inc., 6.95%, 2/1/05...............................................................Ba1/BB+     $ 2,152,500
       200      Mirage Resorts, Inc., 6.625%, 2/1/05........................................................Ba1/BB+         204,500
                                                                                                                         -----------
                                                                                                                          2,357,000
                                                                                                                         -----------
                MULTI-MEDIA - 0.7%
       100      Cox Communications, Inc., 6.69%, 9/20/04 ...................................................Baa2/BBB        100,581
     3,000      Rogers Cablesystems Ltd., 10.00%, 3/15/05, Ser. B...........................................Ba2/BBB       3,127,260
                                                                                                                         -----------
                                                                                                                          3,227,841
                                                                                                                         -----------
                TELECOMMUNICATIONS - 0.7%
     1,400      Deutsche Telekom International Finance, 7.75%, 6/15/05......................................Baa2/BBB+     1,468,218
     2,000      Sprint Capital Corp. FON Group,, 7.90%, 3/15/05.............................................Baa3/BBB      2,071,470
                                                                                                                         -----------
                                                                                                                          3,539,688
                                                                                                                         -----------
                TOBACCO - 0.4%
     2,000      Philip Morriss Cos., Inc.7.00%, 7/15/05.....................................................Baa2/BBB+     2,069,354
                                                                                                                         -----------
                UTILITIES - 0.5%
     1,100      Edison International, Inc., 6.875%, 9/15/04.................................................Baa3/BB+      1,105,500
     1,450      Niagara Mohawk Power Corp., 5.375%, 10/1/04  ...............................................Baa3/A        1,458,404
                                                                                                                         -----------
                                                                                                                          2,563,904
                                                                                                                         -----------
                     Total Corporate Notes (cost-$23,071,884) ..............................................             23,068,251
                                                                                                                         -----------
                U.S. GOVERNMENT AGENCY SECURITIES (a) - 10.6%
    15,300      Fannie Mae, 1.46%-1.56%, 10/6/04-10/27/04 ..................................................Aaa/AAA      15,244,483
    10,000      Federal Home Loan Bank, 1.77%, 8/25/04   ...................................................Aaa/AAA       9,991,248
    28,100      Freddie Mac, 1.18%-1.28%, 8/2/04-8/25/04   .................................................Aaa/AAA      28,007,349
                                                                                                                         -----------
                     Total U.S. Government Agency Securities (cost-$53,252,999) ............................             53,243,080
                                                                                                                         -----------
                U.S. TREASURY BILLS (a) - 2.0%
     9,880        1.01%, 9/2/04-9/16/04 (cost-$9,866,536)....................................................Aaa/AAA       9,866,536
                                                                                                                         -----------
                REPURCHASE AGREEMENT - 0.3%
     1,513      Agreement with State Street Bank & Trust Co., dated July 30, 2004,
                 0.90% due 8/2/04 proceeds: $1,513,113; collateralized by Fannie Mae
                 1.875% due 1/15/05 valued at $1,545,966; (cost-$1,513,000) ................................Aaa/AAA       1,513,000
                                                                                                                        -----------
                     Total Short-Term Investments (cost-$228,426,331).......................................            228,408,076
                                                                                                                        -----------
                     Total Investments before options written (cost-$480,731,451)-96.4% ....................            483,647,137
                                                                                                                        -----------
  CONTRACTS
 -----------
                   CALL OPTIONS WRITTEN  (d) - (0.0)%
                   U.S Treasury Notes 10 yr Futures, Chicago Board of Trade,
           (6)        Strike price $110, expires 8/27/04....................................................              (189,844)
          (25)        Strike price $114, expires 8/27/04....................................................                (1,172)
         (150)        Strike price $115, expires 8/27/04....................................................                   (93)
                                                                                                                        -----------
                             Total Call Options Written (premiums received-$149,695)........................              (191,109)
                                                                                                                        -----------
                   PUT OPTIONS WRITTEN  (d) - (0.0)%
         (150)     U.S Treasury Notes 10 yr Futures, Chicago Board of Trade
                      Strike price $105, expires 8/27/04
                      (premiums received-$93,188)...........................................................                (2,344)
                                                                                                                         -----------
                            Total Options Written (premiums received-$242,883)..............................              (193,453)
                                                                                                                         -----------
                        Total Investments, net of options written (cost-$480,488,568) - 96.4% ..............            483,453,684
                        Other assets less liabilities - 3.6%................................................             17,958,081
                                                                                                                         -----------
                              Net Assets - 100.0% ..........................................................           $501,411,765
                                                                                                                        ===========

NOTES TO SCHEDULE OF INVESTMENT:
(a) All or partial amount segregated as collateral for futures contracts.
(b) Security deemed illiquid.
(c) Security in default.
(d) Non-income producing security.
(e) 144A Security-security exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
(f) Fair valued security.
(g) Inflationary Bonds-Principal amount of security is adjusted for inflation.
GLOSSARY:
---------
CMO - Collateralized Mortgage Obligation
FRN  - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2004.
IO - Interest only
VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2004.

                                                  FIXED INCOME SHARES
                                                       SERIES M
                                                SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                      (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                       CREDIT RATINGS
      (000)                                                                                       (MOODY'S/S&P)          Value
-----------------                                                                                 --------------  ------------------

                   U.S. GOVERNMENT AGENCY SECURITIES - 87.4%
                   FANNIE MAE - 54.4%
  $ 22,579           1.85%-7.91%, 8/1/04-8/26/04, FRN (a) .......................................    Aaa/AAA           $ 23,227,405
   241,750           4.50%-6.00%, 8/1/19-8/1/34 (b) .............................................    Aaa/AAA            239,489,341
    11,096           3.50%-7.50%, 2/25/09-7/1/34 (a) ............................................    Aaa/AAA             11,354,548
       721           6.50%, 7/18/27, PO (a) .....................................................    Aaa/AAA                749,022
                                                                                                                  ------------------
                                                                                                                        274,820,316
                                                                                                                  ------------------

                   FREDDIE MAC - 20.0%
     8,666           1.83%-5.72%, 8/1/04-8/15/04, FRN (a) .......................................    Aaa/AAA              8,864,850
    13,073           5.00%-7.50%, 7/1/08-8/1/32 (a) .............................................    Aaa/AAA             13,544,290
    79,000           5.00%-5.50%, 8/1/34-9/1/34 (b) .............................................    Aaa/AAA             78,686,602
                                                                                                                  ------------------
                                                                                                                        101,095,742
                                                                                                                  ------------------
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.0%
    11,839           1.40%-5.75%, 8/15/04-8/1/05, FRN (a) .......................................    Aaa/AAA             11,908,797
    35,389           5.50%, 5/20/34 (a) .........................................................    Aaa/AAA             35,659,027
    18,000           5.50%, 8/1/34 (b) ..........................................................    Aaa/AAA             18,106,884
                                                                                                                  ------------------
                                                                                                                         65,674,708
                                                                                                                  ------------------
                        Total U.S. Government Agency Securities (cost-$441,103,501) .............                       441,590,766
                                                                                                                  ------------------

                   MORTGAGE-RELATED SECURITIES - 20.7%
                   Bank of America Mortgage Securities, Inc.,
     3,492           4.74%, 8/25/32 (a) .........................................................    Aa2/NR               3,501,093
     2,661           4.74%, 8/25/32 (a) .........................................................     A2/NR               2,663,751
                   Bear Stearns Alt-A Trust,
    10,800           1.73%, 8/25/04, FRN (a) ....................................................    Aaa/AAA             10,828,322
     9,997           4.81%, 6/25/34 (a) .........................................................    Aaa/AA+              9,740,893
       134         Bear Stearns Mortgage Securities, Inc., 6.79%, 08/1/04, FRN (a) ..............    Aaa/NR                 136,153
    12,032         Carey Commercial Mortgage Trust, 5.97%, 9/20/19  (a) (c) .....................    Aaa/NR              12,259,074
     2,872         Cendant Mortgage Corp., 6.00%, 7/25/43  (a) (c) ..............................    NR/AAA               2,920,807
       128         Citicorp Mortgage Securities, Inc., 5.75%, 6/25/09 (a) .......................    Aaa/AAA                129,040
     3,505         Commercial Capital Access One, Inc.,  7.70%, 8/1/04, FRN  (a)(c) .............     NR/NR               3,649,400
                   CS First Boston Mortgage Securities Corp.,
       384           1.73%, 8/25/04, FRN (a)(c)(d) ..............................................     NR/NR                 385,433
       158           1.85%-2.00%, 8/25/04, FRN (a) ..............................................    Aaa/Aaa                158,528
     3,000           2.68%, 8/15/04, FRN (a)(c) .................................................    A1/AA+               3,001,671
     2,341           6.75%, 6/25/31(a) ..........................................................    Aaa/AAA              2,359,473
        33         First Nationwide Trust, 8.00%, 10/25/30 (a) ..................................    NR/AAA                  33,066
       851         GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35 (a) (c) ............     NR/BB+                867,302
                   GS Mortgage Securities Corp. II,
     1,500           6.62%, 2/16/16 (a) (c) .....................................................     NR/AAA              1,627,707
     3,000           6.62%, 5/3/18 (a) (c) ......................................................    Aaa/AAA              3,291,768

                                                  FIXED INCOME SHARES
                                                       SERIES M
                                                SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                       CREDIT RATINGS
      (000)                                                                                       (MOODY'S/S&P)          Value
-----------------                                                                                 --------------  ------------------

                  MORTGAGE-RELATED SECURITIES (CONTINUED)
      $ 126       Headlands Mortgage Securities Inc., 6.65%, 2/25/29 (a) .......................      NR/AAA            $  125,766
     38,009       Hilton Hotel Pool Trust, 0.89%, 8/1/04, FRN, IO (a) (c) ......................      Aaa/AA             1,379,470
        184       Impac Secured Assets Owner Trust, 7.37%, 4/25/32 (a) .........................      Aaa/AAA              186,503
      2,000       J.P. Morgan Chase Commercial Mortgage Sec. Corp., 6.47%, 11/15/35 (a) ........      NR/AAA             2,186,420
        993       Mellon Residential Funding Corp.,  1.91%, 5/1/04, FRN (a) ....................      NR/AAA               939,361
                  Merril Lynch Credit Corp. Mortgage Investors, Inc., ..........................
      1,492        1.76%-1.78%, 8/15/04,FRN (a) ................................................      Aaa/AAA            1,495,241
      3,846        2.35% 8/25/04, FRN (a) (d) ..................................................      Aa1/AAA            3,833,685
      1,946       Morgan Stanley Dean Witter Capital, 4.60%, 3/25/33 (a) .......................      Aaa/AAA            1,964,432
      2,014       Mortgage Capital Funding, Inc., 7.29%, 7/20/27 (a) ...........................      Aaa/NR             2,078,453
      1,005       Residential Asset Securitization Trust, 5.50%, 7/25/33 (a) ...................      NR/AAA             1,014,931
         65       Residential Funding Mortgage Securities I, 7.00%, 5/25/11 (a) ................      NR/AAA                65,163
      8,463       Structured Asset Mortgage Investments I, Inc., 5.93%, 10/25/32 (a) ...........       NR/AA             8,405,284
      2,000       Structured Asset Mortgage Investments II, Inc., 1.63%, 8/19/04, FRN (a)(d) ...      Aaa/AAA            1,949,738
      4,754       Structured Asset Mortgage Investments II, Inc., 1.76%, 8/19/04, FRN (a) ......      Aaa/AAA            4,765,388
        145       Structured Asset Securities Corp., 2.71%, 8/1/04, FRN (a) ....................      Aaa/AAA              146,151
                  Washington Mutual Mortgage Securities Corp.,
      6,656         5.15%, 8/1/04, FRN (a) .....................................................      Aa2/AA+            6,676,489
      5,143         5.15%, 8/1/04, FRN (a) .....................................................       A2/A              5,141,147
        716         5.165, 8/1/04, FRN (a) .....................................................      Aaa/AAA              722,252
        166         5.57%, 6/25/32 (a) .........................................................      Aaa/AAA              168,807
      1,086       Wells Fargo Mortgage-Backed Securities Trust, 5.00%, 6/25/18(a) ..............      Aaa/AAA            1,090,007
      2,648       Vendee Mortgage Trust, 6.50%, 9/15/24 (a) ....................................       NR/NR             2,723,899
                                                                                                                 ------------------
                      Total Mortgage-Related Securities (cost-$105,504,322) ....................                       104,612,068
                                                                                                                 ------------------

                  ASSET-BACKED SECURITIES - 14.2%
                  Aegis Asset Backed Securities Trust,
      3,754         1.85%, 8/25/04(a) ..........................................................      Aaa/AAA            3,758,858
      6,824         4.00%, 11/25/33, IO (a)(e)..................................................      Aaa/AAA              314,329
        535       Amortizing Residential Collateral Trust, 1.72, 8/25/04, FRN (a) ..............      NR/AAA               535,654
        409       Bayview Financial Acquistion Trust, 1.83%, 8/25/04, FRN (a) (c)  .............      Aaa/AAA              408,909
      6,104       Bear  Stearns Asset Backed Securities, Inc., 2.04%, 8/25/04, FRN (a) .........      Aaa/AAA            6,168,480
      1,952       Beneficial Mortgage Corp., 1.58%, 8/28/04, FRN (a) ...........................      Aaa/AAA            1,942,197
        800       Community Program Loan Trust, 4.50%, 4/1/29 (a) ..............................      NR/AAA               723,128
      1,797       Conseco Finance Securitization Co., 2.73, 8/15/04, FRN (a) ...................      Aa2/AA             1,805,152
      4,578       Countrywide Asset-Backed Certificates, 1.92%, 8/25/04, FRN (a) ...............      Aaa/AAA            4,583,152
        178       EMC Mortgage Loan Trust, 1.82%, 8/25/04, FRN (e) (c) .........................      Aaa/AAA              178,738
        229       First Investor Auto Owner Trust, 3.46%, 12/15/08 (a) (c)  ....................      Aaa/AAA              230,140
         69       First Plus Home Loan Trust, 7.32%, 11/10/23 (a) ..............................       NR/AA                69,157
        279       Fremont Home Loan Owner Trust, 1.85%, 8/25/04, FRN (a) .......................      Aaa/AAA              280,235
      1,334       Fremont Home Loan Trust, 1.82%, 8/25/04, FRN (a) .............................      Aaa/AAA            1,336,527
                  Green Tree Financial Corp.,
      1,000         7.06%, 2/1/31 (a) ..........................................................      NR/BBB               787,275
      1,912         7.40%, 6/15/27 (a) .........................................................      Aa3/AAA            2,038,632
        629         7.55%, 1/15/29 (a) .........................................................      NR/AA+               671,377

                                                  FIXED INCOME SHARES
                                                       SERIES M
                                                SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                                        CREDIT RATINGS
   (000)                                                                                        (MOODY'S/S&P)            Value
--------------                                                                                  --------------    ------------------

              ASSET-BACKED SECURITIES (CONTINUED)
  $ 4,222     Home Equity Mortgage Trust, 1.87%, 8/25/04, FRN (a) .............................      Aaa/AAA            $ 4,237,243
      387     Household Mortgage Loan Trust, 1.72%, 8/20/04, FRN (a) ..........................      Aaa/AAA                388,106
    3,093     Irwin Home Equity Trust, 1.97%, 8/25/04, FRN (a) ................................      Aaa/AAA              3,103,926
    1,953     Merrill Lynch Mortgage Investor, Inc., 1.81%, 8/25/04, FRN (a) ..................      Aaa/AAA              1,958,006
    2,800     Mid-State Trust, 6.01% 8/15/37 (a)(d) ...........................................      Aaa/AAA              2,798,394
    3,625     Morgan Stanley ABS Capital I, Inc., 1.79%, 8/25/04, FRN (a) .....................      Aaa/AAA              3,631,319
      275     Nissan Auto Receivables Owner Trust, 4.28%, 10/16/06 (a) ........................      Aaa/AAA                278,335
    2,537     Renaissance Home Equity Loan Trust, 1.65%, 8/25/04, FRN (a) .....................      Aaa/AAA              2,539,480
    3,818     Residential Asset Mortgage Products, Inc., 3.82%- 6.58%, 1/25/28-1/25/32 (a) ....      Aaa/AAA              3,821,290
   10,000     Residential Asset Securities Corp., 8.20%, 2/25/31 (a) ..........................      NR/AAA              10,618,963
       18     Residential Funding Mortgage Securities I, 7.18%, 12/25/22 (a) ..................      Aaa/AAA                 18,340
              Salomon Brothers Mortgage Securities VII,
       19       1.96%, 8/15/04, FRN (a) .......................................................      NR/AAA                  18,694
    3,800       2.60%, 8/25/04, FRN (a) .......................................................      NR/AA+               3,831,812
    8,300     Saxon Asset Securities Tr., 2.60%,  12/25/29 (a) ................................      Aa2/NR               8,331,458
      149     Sequoia Mortgage Trust, 2.39%, 8/25/04, FRN (a) .................................      Aaa/AAA                149,468
       98     Structures Asset Investment Loan Trust, 1.55%, 4/25/33 (a) ......................      NR/AAA                  97,801
                                                                                                                  ------------------
                  Total Asset-Backed Securities (cost-$71,749,447) ............................                          71,654,575
                                                                                                                  ------------------

              MUNICIPAL BONDS (a) - 1.9%
              CALIFORNIA- 0.9%
    5,000     Los Angeles, CA Water & Power Rev. Power System, Ser. A, 5.00%, 7/1/30 ..........      Aa3/AA-              4,921,250
                                                                                                                  ------------------
              NEW YORK- 1.0%
    5,000     New York, NY City Municipal Water Finance Authority, Water & Sewer System
                Rev., Ser. A 5.00%, 6/15/35 ...................................................      Aa2/AA+              4,937,700
                                                                                                                  ------------------
                  Total Municipal Bonds (cost-$9,850,045) .....................................                           9,858,950
                                                                                                                  ------------------

              SHORT-TERM INVESTMENTS - 41.7%
              U.S. GOVERNMENT AGENCY DISCOUNT NOTES (a) - 34.2%
   83,500     Fannie Mae 1.01%-1.06%, 6/1/04-9/8/04 ...........................................      Aaa/AAA             83,297,429
   12,500     Federal Home Loan Bank, 1.25%-1.41%, 8/25/04-9/15/04 ............................      Aaa/AAA             12,484,190
   77,300     Freddie Mac 1.01%-1.09%, 5/28/03-8/27/04 ........................................      Aaa/AAA             77,115,402
                                                                                                                  ------------------
                   Total U.S. Government Agency Discount Notes (cost-$172,912,776) ............                         172,897,021
                                                                                                                  ------------------

              COMMERCIAL PAPER (a) - 3.9%
              CONGLOMERATES - 2.9%
   14,700     General Electric Capital Corp., 1.60%-1.61%, 11/9/04-11/16/04 ...................     P-1/A-1+             14,627,184
              PHARMACEUTICALS - 1.0%
    4,900     Pfizer, Inc., 1.30%, 8/18/04-6/8/04 .............................................     P-1/A-1+              4,897,169
                                                                                                                  ------------------
                   Total Commercial Paper (cost-$19,528,096) ..................................                          19,524,353
                                                                                                                  ------------------

              CERTIFICATES OF DEPOSIT (a) - 2.0%
              FINANCIAL SERVICES - 2.0%
   10,000     Wells Fargo Bank, N.A., 1.40%, 9/1/04 (cost-$10,000,000) ........................     P-1/A-1+             10,000,000
                                                                                                                  ------------------

                                                  FIXED INCOME SHARES
                                                       SERIES M
                                                SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                (UNAUDITED) (CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATINGS
      (000)                                                                                      (MOODY'S/S&P)          Value
---------------                                                                                  --------------  ------------------

               SHORT-TERM INVESTMENTS (CONTINUED)
               U.S. TREASURY BILLS (a) - 0.6%
     $ 3,190     1.19%-1.39%, 9/16/04 (cost-$3,185,171) .......................................     Aaa/AAA            $ 3,185,171
                                                                                                                 ------------------

               ASSET-BACKED SECURITIES (c)(e) - 0.1%
         646   Capital Asset Research Funding LP, 6.40%, 6/15/04 (d) ..........................     Aaa/AAA                632,198
       2,000   NPF XII, Inc., 2.76%, 11/1/03, FRN (f)(g).......................................      Ca/NR                       0
                                                                                                                 ------------------
                    Total Asset-Backed Securitiess (cost-$2,646,062) ..........................                            632,198
                                                                                                                 ------------------

               MORTGAGE-RELATED SECURITIES - 0.0%
               CS First Boston Mortgage Securities Corp.,
       1,544     7.00%, 8/25/04, IO (e) (cost-$10,884) ........................................     Aaa/AAA                  1,127
                                                                                                                 ------------------

               REPURCHASE AGREEMENT (a) - 0.9%
       2,804   Agreement with State Street Bank & Trust Co., dated July 30, 2004,
                0.90% due 8/2/04 proceeds: $4,804,360; collateralized by Fannie Mae
                1.875% due 1/15/05 valued at $4,903,063; (cost-$4,804,000) ....................     Aaa/AAA              4,804,000
                                                                                                                 ------------------
                    Total Short-Term Investments (cost-$213,086,989) ..........................                        211,043,870
                                                                                                                 ------------------

  CONTRACTS    PUT OPTIONS PURCHASED (g)- 0.0%
 -----------

               Federal National Mortgage Association, Over-the-Counter,
      44,000     Strike price @ $81.00, expires 8/5/04 ........................................                                  4
      12,000     Strike price @ $77.00, expires 9/8/04 ........................................                                720
      50,000     Strike price @ $85.00, expires 9/8/04 ........................................                                  5
                                                                                                                 ------------------
                   Toatal Put Options Purchased (premiums paid- $12,422) ......................                                729
                                                                                                                 ------------------

                    Total Investments (cost-$841,306,726) - 165.9% ............................                        838,760,958
                    Liabilities in excess of other assets - (65.9)% ...........................                       (333,312,287)
                                                                                                                 ------------------
                          Net Assets - 100.0% .................................................                      $ 505,448,671
                                                                                                                 ==================

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:
(a) All or partial amount segregated as collateral for future contracts or when-issued or delayed-delivery securities.
(b) When-issued or delayed-delivery security. To be delivered/settled after
    July 31, 2004.
(c) 144A Security - security exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from
    registration, typically to qualified institutional investors.
(d) Fair-valued security.
(e) Security deemed illiquid.
(f) Security in default.
(g) Non-income producing security.

GLOSSARY:
---------
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2004.
IO - Interest only
NR - Not Rated
PO - Principal only

                                                   FIXED INCOME SHARES
                                                         SERIES R
                                                 SCHEDULE OF INVESTMENTS
                                                      JULY 31, 2004
                                                       (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                           CREDIT RATING
  (000)                                                                                            (MOODY'S/S&P)         Value
------------                                                                                       ---------------  ---------------

                 U.S. TREASURY SECURITIES - 94.6%
 $2,732            2.00%-3.875%, 1/15/08-4/15/29 (a) (cost-$2,835,996) ...........................    Aaa/AAA           $2,851,725
                                                                                                                    ---------------

                 SHORT-TERM INVESTMENTS - 5.8%
                 U.S. TREASURY BILLS - 2.6%
     80            1.17%-1.21%, 9/16/04 (cost-$79,881) ...........................................    Aaa/AAA               79,881
                                                                                                                    ---------------

                 REPURCHASE AGREEMENT - 3.2%
     95          Agreement with State Street Bank & Trust Co., dated July 30, 2004,
                  0.90% due 8/2/04 proceeds: $95,007; collateralized by Federal Home Loan Bank,
                  4.125% due 5/13/05, valued at $97,256; (cost-$95,000) ..........................                          95,000
                                                                                                                    ---------------
                   Total Short-term Investment (cost-$174,881) ...................................                         174,881
                                                                                                                    ---------------

                      Total Investments (cost-$3,010,877) ........................................         100.4%        3,026,606
                      Liabilities in excess of other assets.......................................          (0.4)          (11,514)
                                                                                                   ---------------  ---------------
                      Net Assets .................................................................         100.0%       $3,015,092
                                                                                                   ===============  ===============

-----------------

NOTES TO SCHEDULE OF INVESTMENTS:
 (a) Inflationary Bonds - Principal amount of security is adjusted for inflation.

                                                  FIXED INCOME SHARES
                                           ALLIANZ DRESDNER DAILY ASSET FUND
                                                 SCHEDULE OF INVESTMENTS
                                                     JULY 31, 2004
                                                      (UNAUDITED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                                       VALUE
-----------------                                                                                          -------------------

                   COMMERCIAL PAPER - 68.1%
      8,750        Apreco LLC, 1.55%, 10/15/04 ..........................................................        $  8,722,122
     10,000        Bavaria Trust Corp., 1.59%, 10/15/04 .................................................           9,967,317
     10,000        Dorada Finance, Inc., 1.25%-1.35%, 8/20/04-10/12/04.. ................................           9,977,492
     10,000        Falcon Asset Securitization Corp., 1.40%, 8/25/04. ...................................           9,991,056
     20,000        Giro Funding U.S. Corp., 1.31%-1.46%, 8/2/04-8/30/04 .................................          19,988,644
      9,000        K2 (USA) LLC, 1.52%, 10/4/04.. .......................................................           8,976,060
     10,000        Kitty Hawk Funding, 1.37%, 8/20/04. ..................................................           9,993,200
     10,000        Mont Blanc Capital Corp., 1.40%, 8/25/04.. ...........................................           9,991,056
      9,750        Natexis Banque Populaires,  1.44%, 9/13/04 ...........................................           9,733,620
      9,000        Scaldis Capital LLC, 1.18%, 10/12/04. ................................................           8,979,232
     10,000        Sheffield Receivables Corp., 1.37%, 8/19/04. .........................................           9,993,530
     10,000        Silver Tower U.S. Funding, 1.27%, 10/12/04.. .........................................           9,974,953
     10,000        Thames Asset Global Securitization N.A., 1.37%, 8/20/04 ..............................           9,993,150
                                                                                                           -------------------
                       Total Commercial Paper (cost-$136,281,432) .. ....................................         136,281,432
                                                                                                           -------------------

                   CORPORATE NOTES - 21.4%
     10,000        Bayerische Landesbank Girozentrale, 1.44%, 8/24/04, FRN ..............................          10,000,000
      9,900        Bear Stearns Cos., Inc., 1.56%, 8/2/04, FRN.. ........................................           9,913,670
      3,000        General Electric Capital Corp., 1.57%, 8/2/04, FRN ...................................           3,000,697
     10,000        Morgan Stanley, 1.43%, 8/15/05. ......................................................          10,000,000
     10,000        Sigma Finance, Inc., 1.32%-1.60%, 8/2/04-9/20/04, FRN ................................          10,000,939
                                                                                                           -------------------
                     Total Corporate Notes (cost-$42,915,306)............................................          42,915,306
                                                                                                           -------------------

                   CERTIFICATES OF DEPOSIT - 5.0%
     10,000        Golman Sachs Group, Inc., 1.50%, 8/30/04 (cost-$10,000,000) ..........................          10,000,000
                                                                                                           -------------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
   $ 10,000        Permanent Financing plc, 1.34%, 8/10/04, FRN (cost-$10,000,000) ......................          10,000,000
                                                                                                           -------------------

                   REPURCHASE AGREEMENT - 0.6%
      1,101        Agreement with State Street Bank & Trust Co., dated July 30, 2004,
                    0.90% due 8/3/04, proceeds: $1,101,083; collateralized by Fannie Mae,
                    1.875% due 1/15/05, valued at $1,125,703; (cost-$1,101,000) .........................           1,101,000
                                                                                                           -------------------

                        Total Investments (cost-$200,297,738) - 100.1% ..................................         200,297,738
                        Liabilities in excess of other assets - (0.1)% ..................................            (173,930)
                                                                                                           -------------------
                              Net Assets - 100.0% .......................................................        $200,123,808
                                                                                                           ===================

-----------------------------------
GLOSSARY:
---------
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES

         (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99. Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income Shares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 29, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 29, 2004